INCOME TAXES	3 Months Ended
Oct. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 6 – INCOME TAXES

Income Taxes

Seychelles

RQS United is incorporated in Seychelles and is not subject to tax on income generated outside of Seychelles under the current law. In addition, upon payment of dividends, no withholding tax is imposed under current law.

Hong Kong

Roshing is incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. Incorporated companies pay 8.25% tax on the first $2 million of profits and 16.5% on the remainder. Hong Kong income tax expenses for the three months ended October 31, 2024 and 2023 amounted to $2,189 and $19,113, respectively.

For the three months ended October 31, 2024, the loss before provision for income taxes of $89,759, consisted of United States source loss of $(103,024) and Hong Kong source income of $11,076. For the three months ended October 31, 2023, the income before provision for income taxes of $13,001 consisted of United States source loss of $(102,833) and Hong Kong source income of $115,834.

Significant components of the provision for income taxes are as follows:

	For the three months ended
	October 31, 2024	October 31, 2023

Current Hong Kong	$2,189	$19,113
Deferred Hong Kong	–	–
Provision for income taxes	$2,189	$19,113

The following table reconciles the Hong Kong statutory rates to the Company’s Hong Kong effective tax rate:

	For the three months ended
	October 31, 2024	October 31, 2023

Hong Kong statutory income tax rate	16.50%	16.50%
Effective tax rate	16.50%	16.50%

For United States income tax purposes, Tianci has a net operating loss carryforward of approximately $1,519,000 at October 31, 2024. Management has not determined that it is more likely than not that this carryforward will be realized and thus the Company maintained a 100% valuation allowance for the deferred tax asset relating to the United States net operating loss carryforward. Current United States income tax law limits the amount of loss available to offset against future taxable income when a substantial change in ownership occurs.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of October 31, 2024 and July 31, 2024, the Company did not have any significant unrecognized uncertain tax positions.

As of July 31, 2024, tax years 2021 and forward generally remain open for examination for United States Federal and State tax purposes and tax years 2019 and forward generally remain open for examination for Hong Kong tax purposes.